Disclosures About Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis
The following fair value hierarchy table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2017 and 2016:

	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2017
Assets
Cash equivalents	$93,541	$—	$—	$93,541
Short-term Investments	—	19,588	—	$19,588
Derivatives	—	35,378	—	35,378
Total Assets	$93,541	$54,966	$—	$148,507
Liabilities
Derivatives	$—	$23,545	$—	$23,545
Share-based compensation	—	1,483	—	1,483
Total Liabilities	$—	$25,028	$—	$25,028

	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2016
Assets
Cash equivalents - Investment funds	$132,040	$—	$—	$132,040
Total Assets	$132,040	$—	$—	$132,040
Liabilities
Derivatives	$—	$30,591	$—	$30,591
Share-based compensation	—	512	—	512
Secured loan agreement	—	164,385	—	164,385
Total Liabilities	$—	$195,488	$—	$195,488